Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)		Ordinary shares		Additional paid-in capital	Statutory reserves	(Accumulated Deficit) Retained Earnings	Accumulated other comprehensive (loss) income	Total
Balance at Jun. 30, 2023		$ 2,948	[1],[2]	$ 2,176,796		$ (568,460)	$ (44,779)	$ 1,566,505
Balance (in Shares) at Jun. 30, 2023	[1],[2]	461
Net income			[1],[2]			1,291,667		1,291,667
Issuance of ordinary shares		$ 276	[1],[2]	8,413,120				8,413,396
Issuance of ordinary shares (in Shares)	[1],[2]	43
Foreign currency translation adjustment			[1],[2]				387	387
Balance at Jun. 30, 2024		$ 3,224	[1],[2]	10,589,916		723,207	(44,392)	11,271,955
Balance (in Shares) at Jun. 30, 2024	[1],[2]	504
Net income			[1],[2]			3,876,680		3,876,680
Issuance of ordinary shares		$ 400	[1],[2]	1,314,549				1,314,949
Issuance of ordinary shares (in Shares)	[1],[2]	63
Foreign currency translation adjustment			[1],[2]				(1,133)	(1,133)
Exercise of warrants		$ 3,584	[1],[2]	3,690,259				3,693,843
Exercise of warrants (in Shares)	[1],[2]	560
Cost directly related to the issuing new shares			[1],[2]	(2,838,500)				(2,838,500)
Share-based payment (in shares)		5	[2]
Share-based payment		$ 34	[2]	58,602				58,636
Balance at Jun. 30, 2025		$ 7,242	[1],[2]	12,814,826		$ 4,599,887	$ (45,525)	17,376,430
Balance (in Shares) at Jun. 30, 2025	[1],[2]	1,132
Net income			[2]			(9,536,245)		(9,536,245)
Issuance of ordinary shares		$ 151,181	[2]	12,118,660				12,269,841
Issuance of ordinary shares (in Shares)	[2]	23,622
Foreign currency translation adjustment			[2]				128,846	128,846
Exercise of warrants		$ 552,786	[2]	103,019				655,805
Exercise of warrants (in Shares)	[2]	86,373
Cost directly related to the issuing new shares			[2]	(3,035,000)				(3,035,000)
Accrue surplus reserve			[2]		7,318	(7,318)
Balance at Jun. 30, 2026		$ 711,209	[1],[2]	$ 22,001,505	$ 7,318	$ (4,943,676)	$ 83,321	$ 17,859,677
Balance (in Shares) at Jun. 30, 2026	[1],[2]	111,127

[1]	Retrospectively restated for effect of reverse share split on January 14, 2025 (see Note 12).
[2]	Retrospectively restated for effect of reverse share split on January 14, 2025, May 21, 2026 and August 14, 2026, respectively for share-count and earnings-per-share data only. The historical legal capital information reflects the legal position at each respective balance sheet date before retrospective adjustment (see Notes 12 and 16). On July 6, 2026, the Company approved a statutory share capital reduction, a non-adjusting subsequent event not reflected in the closing share capital balance (see Note 16).